CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss, current	$ 211	$ 2,599
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	990,000,000	990,000,000
Common stock, shares, issued (in shares)	456,477,820	456,477,820
Common stock, shares, outstanding (in shares)	454,958,590	456,477,820
Common stock, shares without designation (in shares)	10,000,000	10,000,000
Common stock without designation, Shares, Issued	0	0
Treasury Stock, Common, Shares	1,519,230	0